Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Regulatory and Agency Capital Requirements

Note 29: Regulatory and Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. The Federal Reserve establishes capital requirements for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 29.1 presents regulatory capital information for Wells Fargo & Company and the Bank in accordance with the Basel III capital requirements. We must report the lower of our Common Equity Tier 1 (CET1), tier 1 and total capital ratios calculated under the Standardized Approach and under the Advanced Approach in the assessment of our capital adequacy. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III capital requirements for calculating CET1 and tier 1 capital, along with RWAs, are fully phased-in. However, the requirements for determining tier 2 and total capital are still in accordance with Transition Requirements and are scheduled to be fully phased-in by the end of 2021. Accordingly, the information presented below reflects fully phased-in CET1 capital, tier 1 capital, and RWAs, but reflects total capital still in accordance with Transition Requirements.
At December 31, 2019, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2019, the Bank met these requirements.

Table 29.1: Regulatory Capital Information

	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2019				December 31, 2018			December 31, 2019				December 31, 2018
(in millions, except ratios)	Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common equity tier 1	$138,760		138,760		146,363	146,363		145,149		145,149		142,685	142,685
Tier 1	158,949		158,949		167,866	167,866		145,149		145,149		142,685	142,685
Total	188,333		196,223		198,798	207,041		158,615		166,056		155,558	163,380
Assets:
Risk-weighted assets	1,230,066		1,245,853		1,177,350	1,247,210		1,110,379		1,152,791		1,058,653	1,154,182
Adjusted average assets (1)	1,913,297		1,913,297		1,850,299	1,850,299		1,695,807		1,695,807		1,652,009	1,652,009
Regulatory capital ratios:
Common equity tier 1 capital	11.28%		11.14	*	12.43	11.74	*	13.07		12.59	*	13.48	12.36	*
Tier 1 capital	12.92		12.76	*	14.26	13.46	*	13.07		12.59	*	13.48	12.36	*
Total capital	15.31	*	15.75		16.89	16.60	*	14.28	*	14.40		14.69	14.16	*
Tier 1 leverage (1)	8.31		8.31		9.07	9.07		8.56		8.56		8.64	8.64
	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2019				December 31, 2018			December 31, 2019				December 31, 2018
Supplementary leverage: (2)
Total leverage exposure	$2,247,729				2,174,564			2,006,180				1,957,276
Supplementary leverage ratio	7.07%				7.72			7.24				7.29
*Denotes the lowest capital ratio as determined under the Advanced and Standardized Approaches.

(1)	The leverage ratio consists of Tier 1 capital divided by total average assets, excluding goodwill and certain other items.

(2)
The supplementary leverage ratio (SLR) consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total average assets, less goodwill and other permitted Tier 1 capital deductions (net of deferred tax liabilities), plus certain off-balance sheet exposures.

Table 29.2 presents the minimum required regulatory capital ratios under Transition Requirements to which the
Company and the Bank were subject as of December 31, 2019, and December 31, 2018.
Table 29.2: Minimum Required Regulatory Capital Ratios – Transition Requirements (1)

	Wells Fargo & Company		Wells Fargo Bank, N.A.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Regulatory capital ratios:
Common equity tier 1 capital	9.000%	7.875	7.000	6.375
Tier 1 capital	10.500	9.375	8.500	7.875
Total capital	12.500	11.375	10.500	9.875
Tier 1 leverage	4.000	4.000	4.000	4.000
Supplementary leverage (2)	5.000	5.000	6.000	6.000

(1)
At December 31, 2019, under transition requirements, the CET1, tier 1 and total capital minimum ratio requirements for Wells Fargo & Company include a capital conservation buffer of 2.500% and a global systemically important bank (G-SIB) surcharge of 2.000%. Only the 2.500% capital conservation buffer applies to the Bank at December 31, 2019.

(2)
Wells Fargo & Company is required to maintain a SLR of at least 5.000% (comprised of a 3.000% minimum requirement plus a supplementary leverage buffer of 2.000%) to avoid restrictions on capital distributions and discretionary bonus payments. The Bank is required to maintain a SLR of at least 6.000% to be considered well-capitalized under applicable regulatory capital adequacy guidelines.